OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	December 31,
	2017	2016

Employees and payroll accruals	4,260	3,477
Government authorities	1,858	817
Provision for warranty	369	391
Accrued expenses	2,561	2,100
Related party	53	53
Others	16	1

	9,117	6,839